Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Net Sales	$ 11,338.6	$ 10,889.5	$ 10,022.4
Costs and Expenses
Cost of sales	7,235.9	6,985.8	6,365.1
Selling, general and administrative	2,575.0	2,676.4	2,462.5
Provision for doubtful accounts	20.9	14.2	11.9
Other-net	239.7	283.9	296.3
Restructuring charges and asset impairments	18.8	173.7	174.1
(Gain) loss on debt extinguishment	(0.1)	20.6	45.5
Interest income	(13.6)	(12.8)	(10.1)
Interest expense	177.2	160.1	144.0
Costs and Expenses, Total	10,253.8	10,301.9	9,489.3
Earnings from continuing operations before income taxes	1,084.8	587.6	533.1
Income taxes on continuing operations	227.1	68.6	75.8
Earnings from continuing operations	857.7	519.0	457.3
Less: Net earnings (loss) attributable to non-controlling interests	0.5	(1.0)	(0.8)
Net earnings from continuing operations attributable to common shareowners	857.2	520.0	458.1
(Loss) earnings from discontinued operations before income taxes (including pretax gain on HHI sale of $384.7 million in 2012)	(104.0)	(43.0)	497.9
Income tax (benefit) expense on discontinued operations (including income taxes associated with the gain on HHI sale of $25.8 million in 2012)	(7.7)	(13.3)	72.2
Net (loss) earnings from discontinued operations	(96.3)	(29.7)	425.7
Net Earnings Attributable to Common Shareowners	$ 760.9	$ 490.3	$ 883.8
Diluted earnings (loss) per share of common stock:
Continuing operations (USD per share)	$ 5.37	$ 3.28	$ 2.75
Discontinued operations (USD per share)	(0.60)	(0.19)	2.55
Total diluted earnings per share of common stock (USD per share)	$ 4.76	$ 3.09	$ 5.30